FVM - Valuation adjustments reserves on the balance sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Valuation Adjustment Reserves On The Balance Sheet [Line Items]
Own credit adjustments on financial liabilities designated at fair value	$ (1,100)	$ (942)	$ (1,165)
of which: debt issued designated at fair value	(774)	(680)	(780)
of which: other financial liabilities designated at fair value	(325)	(262)	(385)
Credit valuation adjustments	(40)	(128)	(125)
Funding and debit valuation adjustments	(87)	(69)	(96)
Other valuation adjustments	(966)	(971)	(1,206)
of which: liquidity	(586)	(570)	(746)
of which: model uncertainty	$ (380)	$ (401)	$ (460)